UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09993

Cohen & Steers Advantage Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

		Number of Shares	Value
COMMON STOCK	114.4%
DIVERSIFIED	13.8%
Colonial Properties Trust		461,300	$23,124,969
Entertainment Properties Trust		155,600	6,532,088
iStar Financial		293,900	11,250,492
Spirit Finance Corp.		701,300	8,555,860
Vornado Realty Trust		409,900	39,350,400
			88,813,809
HEALTH CARE	18.3%
Health Care Property Investors		915,700	26,005,880
Healthcare Realty Trust		128,900	4,818,282
Health Care REIT		379,500	14,458,950
Medical Properties Trust		137,300	1,482,840
Nationwide Health Properties		772,300	16,604,450
Senior Housing Properties Trust		437,200	7,913,320
Ventas		1,382,400	45,868,032
			117,151,754
HOTEL	4.6%
Ashford Hospitality Trust		272,300	3,376,520
DiamondRock Hospitality Co.		504,800	6,971,288
Hospitality Properties Trust		291,200	12,716,704
Strategic Hotels & Resorts		273,500	6,367,080
			29,431,592
INDUSTRIAL	2.4%
First Industrial Realty Trust		359,000	15,325,710
MORTGAGE	4.2%
Gramercy Capital Corp.		535,000	13,337,550
Newcastle Investment Corp.		557,737	13,341,069
			26,678,619
OFFICE	28.8%
American Financial Realty Trust		427,000	4,974,550
Brandywine Realty Trust		1,202,856	38,202,707
CarrAmerica Realty Corp.		88,300	3,939,063
Equity Office Properties Trust		911,200	30,598,096
Highwoods Properties		393,300	13,266,009
HRPT Properties Trust		491,300	5,767,862
Mack-Cali Realty Corp.		726,200	34,857,600
Maguire Properties		398,800	14,556,200
Reckson Associates Realty Corp.		840,100	38,493,382
			184,655,469
OFFICE/INDUSTRIAL	7.2%
Duke Realty Corp.		406,500	15,426,675
Liberty Property Trust		651,000	30,701,160
			46,127,835

RESIDENTIAL - APARTMENT	18.4%
American Campus Communities		199,358	$5,165,366
Apartment Investment & Management Co.		156,500	7,339,850
Archstone-Smith Trust		503,152	24,538,723
AvalonBay Communities		179,400	19,572,540
Camden Property Trust		228,600	16,470,630
Education Realty Trust		337,800	5,168,340
GMH Communities Trust		397,000	4,621,080
Home Properties		348,000	17,782,800
Mid-America Apartment Communities		209,600	11,475,600
United Dominion Realty Trust		212,100	6,053,334
			118,188,263
SELF STORAGE	5.9%
Extra Space Storage		303,600	5,218,884
Public Storage-Series A		802,400	21,825,280
Sovran Self Storage		71,500	3,946,800
U-Store-It Trust		340,000	6,851,000
			37,841,964
SHOPPING CENTER	10.8%
COMMUNITY CENTER	3.3%
Cedar Shopping Centers		363,900	5,764,176
Heritage Property Investment Trust		307,000	12,154,130
Inland Real Estate Corp.		209,800	3,421,838
			21,340,144
REGIONAL MALL	7.5%
Glimcher Realty Trust		467,900	13,288,360
Macerich Co.		358,100	26,481,495
Mills Corp.		289,400	8,103,200
			47,873,055
TOTAL SHOPPING CENTER			69,213,199
TOTAL COMMON STOCK (Identified cost—$468,135,330)			733,428,214
PREFERRED STOCK	27.7%
DIVERSIFIED	3.2%
Capital Lease Funding, 8.125%, Series A		23,300	582,500
Colonial Properties Trust, 9.25%, Series C		8,300	209,243
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)		339,300	7,322,094
Digital Realty Trust, 8.50%, Series A		65,900	1,667,929
Digital Realty Trust, 7.875%, Series B		35,500	881,288
Entertainment Properties Trust, 9.50%, Series A		50,000	1,272,000
Entertainment Properties Trust, 7.75%, Series B		84,900	2,071,560
iStar Financial, 8.00%, Series D		111,000	2,802,750
iStar Financial, 7.80%, Series F		36,800	933,248
iStar Financial, 7.65%, Series G		75,300	1,892,289
iStar Financial, 7.50%, Series I		38,000	944,300
			20,579,201
HEALTH CARE	4.3%
Health Care REIT, 7.625%, Series F		114,900	2,929,950
Nationwide Health Properties, 7.677%, Series A		221,000	22,597,250
Windrose Medical Properties Trust, 7.50%, Series A		70,000	1,827,000
			27,354,200

HOTEL	3.1%
Eagle Hospitality Trust, 8.25%, Series A		65,000	$1,632,475
FelCor Lodging Trust, $1.95, Series A (Convertible)		106,000	2,650,000
FelCor Lodging Trust, 8.00%, Series C		71,212	1,781,724
Host Hotels & Resorts, 10.00%, Series C		39,100	985,320
Host Hotels & Resorts, 8.875%, Series E		10,000	265,300
Innkeepers USA Trust, 8.00%, Series C		56,000	1,388,240
LaSalle Hotel Properties, 10.25%, Series A		200,000	5,144,000
Strategic Hotels & Resorts, 8.50%, Series A		10,000	253,750
Strategic Hotels & Resorts, 8.50%, Series A, 144A(a)		87,900	2,230,463
Strategic Hotels & Resorts, 8.25%, Series B		30,000	754,500
Sunstone Hotel Investors, 8.00%, Series A		103,900	2,630,228
			19,716,000
INDUSTRIAL	0.1%
EastGroup Properties, 7.95%, Series D		35,000	906,500
MORTGAGE	0.1%
Newcastle Investment Corp., 8.05%, Series C		30,000	747,000
OFFICE	5.4%
Alexandria Real Estate Equities, 9.10%, Series B		53,900	1,369,060
Brandywine Realty Trust, 7.50%, Series C		27,900	704,196
Cousins Properties, 7.50%, Series B		140,000	3,553,200
Highwoods Properties, 8.625%, Series A		18,550	20,405,000
HRPT Properties Trust, 8.75%, Series B		128,000	3,362,560
Kilroy Realty Corp., 7.50%, Series F		16,000	397,920
Maguire Properties, 7.625%, Series A		90,200	2,264,922
SL Green Realty Corp., 7.625%, Series C		40,000	998,400
SL Green Realty Corp., 7.875%, Series D		59,700	1,508,619
			34,563,877
OFFICE/INDUSTRIAL	2.9%
PS Business Parks, 9.50%, Series D		730,000	18,359,500
RESIDENTIAL	3.0%
APARTMENT	2.9%
Apartment Investment & Management Co., 9.375%, Series G		52,800	1,381,776
Apartment Investment & Management Co., 10.00%, Series R(b)		529,800	13,472,814
Associated Estates Realty Corp., 8.70%, Series B		60,800	1,550,400
Mid-America Apartment Communities, 8.30%, Series H		103,600	2,621,080
			19,026,070
MANUFACTURED HOME	0.1%
American Land Lease, 7.75%, Series A		15,000	370,500
TOTAL RESIDENTIAL			19,396,570

SHOPPING CENTER	5.6%
COMMUNITY CENTER	1.4%
Cedar Shopping Centers, 8.875%, Series A		32,000	$858,080
Developers Diversified Realty Corp., 8.60%, Series F		100,000	2,550,000
Federal Realty Investment Trust, 8.50%, Series B		20,100	518,379
New Plan Excel Realty Trust, 7.80%, Series D		20,000	1,008,000
Urstadt Biddle Properties, 8.50%, Series C		16,000	1,744,000
Urstadt Biddle Properties, 7.50%, Series D		97,100	2,439,637
			9,118,096
REGIONAL MALL	4.2%
CBL & Associates Properties, 7.75%, Series C		50,000	1,275,500
CBL & Associates Properties, 7.375%, Series D		211,098	5,361,889
Glimcher Realty Trust, 8.75%, Series F		35,000	892,500
Mills Corp., 9.00%, Series B		83,100	1,907,145
Mills Corp., 9.00%, Series C		83,300	1,903,405
Mills Corp., 7.875%, Series G		240,300	5,118,390
Pennsylvania REIT, 11.00%, Series A		125,600	7,090,120
Simon Property Group, 8.375%, Series J		33,800	2,180,100
Taubman Centers, 8.30%, Series A		50,059	1,256,982
			26,986,031
TOTAL SHOPPING CENTER			36,104,127
TOTAL PREFERRED STOCK (Identified cost—$163,235,062)			177,726,975

		Principal Amount	Value
COMMERCIAL PAPER	3.2%
New Center Asset Trust, 3.69%, due 4/3/06 (Identified cost—$20,735,748)		$20,740,000	20,735,748

TOTAL INVESTMENTS (Identified cost—$652,106,140)	145.3%		931,890,937

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7%		4,585,539

LIQUIDATION VALUE OF PREFERRED SHARES	(46.0)%		(295,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $24.85 per share based on 25,810,481 shares of common stock outstanding)	100.0%		$641,476,476

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted to qualified institutional investors. Holding equals 0.3% of net assets applicable to common shares.

(b) 250,000 shares segregated as collateral for the interest rate swap transactions.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Interest Rate Swaps:

Counterparty	Notional Amount	Fixed Rate	Floating Rate(a) (reset monthly)	Termination Date	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Derivative Products AG	$14,500,000	3.9950%	4.793%	October 22, 2009	$553,192
Royal Bank of Canada	$14,500,000	2.7950%	4.633%	October 2, 2007	522,512
Royal Bank of Canada	$30,000,000	4.838%	4.633%	December 2, 2010	405,778
Salomon Swapco Inc.	$31,250,000	5.3025%	4.822%	July 30, 2006	(31,703)
Salomon Swapco Inc.	$19,125,000	3.4065%	4.776%	June 18, 2007	418,030
Salomon Swapco Inc.	$31,250,000	5.5920%	4.822%	July 30, 2008	(318,860)
Salomon Swapco Inc.	$19,125,000	4.0800%	4.776%	December 18, 2009	743,419
Salomon Swapco Inc.	$31,250,000	5.8240%	4.822%	July 30, 2011	(956,093)
					$1,336,275

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2006.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin		Name: Jay J. Chen
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 26, 2006